UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2010
                                                --------------------------

Check here if Amendment [_];  Amendment Number:
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRS Investment Management, LLC
         --------------------------------
Address: 1 Bryant Park, 39th Floor
         --------------------------------
         New York, New York 10036
         --------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karthik R. Sarma
         --------------------------------
Title:   Managing Member
         --------------------------------
Phone:   (212) 520-7907
         --------------------------------

Signature, Place, and Date of Signing:


/s/ Karthik R. Sarma            New York, NY                  2/14/2011
-----------------------       ----------------              -------------
      [Signature]              [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                    ---------------------------
Form 13F Information Table Entry Total:         13
                                       ------------------------
Form 13F Information Table Value Total:   $618,315 (thousands)
                                       ------------------------
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

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
                           FORM 13F INFORMATION TABLE

  Column 1             Column 2      Column 3   Column 4         Column 5           Column 6       Column 7            Column 8

NAME OF ISSUER      TITLE OF CLASS    CUSIP     VALUE       SHARES/  SH/  PUT/     INVESTMENT   OTHER MANAGERS    VOTING AUTHORITY
                                               (x1000)      PRN AMT  PRN  CALL     DISCRETION                    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                COM        037833100   32,256       100,000  SH              SOLE           NONE      100,0000  0      0
AEROFLEX HLDG CORP       COM        007767106   10,822       657,867  SH              SOLE           NONE      657,8670  0      0
AVIS BUDGET GROUP        COM        053774105  108,920     7,000,000  SH              SOLE           NONE    7,000,0000  0      0
ELECTRONIC ARTS INC      COM        285512109  106,470     6,500,000  SH              SOLE           NONE    6,500,0000  0      0
ELECTRONIC ARTS INC      COM        285512109   90,090     5,500,000  SH  CALL        SOLE           NONE    5,500,0000  0      0
EXLSERVICE HOLDINGS INC  COM        302081104    8,592       400,000  SH              SOLE           NONE      400,0000  0      0
GENPACT LIMITED          SHS        G3922B107   39,750     2,615,158  SH              SOLE           NONE    2,615,1580  0      0
GOOGLE INC               CL A       38259P508   53,457        90,000  SH              SOLE           NONE       90,0000  0      0
MAKEMYTRIP LIMITED
  MAURITIUS              SHS        V5633W109    1,081        40,000  SH              SOLE           NONE       40,0000  0      0
NATIONAL CINEMEDIA INC   COM        635309107    3,651       183,400  SH              SOLE           NONE      183,4000  0      0
SOLARWINDS INC           COM        83416B109   48,125     2,500,000  SH              SOLE           NONE    2,500,0000  0      0
WNS HOLDINGS LTD         SPON ADR   92932M101    9,116       790,626  SH              SOLE           NONE      790,6260  0      0
XEROX CORP               COM        984121103  105,984     9,200,000  SH              SOLE           NONE    9,200,0000  0      0
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